N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	NYLIAC Variable Annuity Separate Account III
Entity Central Index Key	0000934298
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
C000193957 [Member] | Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP PineStone International Equity – Service Class or Initial Class
Portfolio Company Subadviser [Text Block]	PineStone Asset Management Inc.
Current Expenses [Percent]	1.11%
C000193957 [Member] | Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MainStay VP PineStone International Equity – Service Class or Initial Class
Portfolio Company Subadviser [Text Block]	PineStone Asset Management Inc.
Current Expenses [Percent]	0.86%